INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current Tax (Benefit) Expenses	$ 1,786,092		$ (162,621)
Deferred Tax Expenses (Benefit)	(648,271)		1,434,386
Total	$ 1,137,821		$ 1,271,765